Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39838
Entity Registrant Name	Gracell Biotechnologies Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building 12, Block B, Phase II
Entity Address, Address Line Two	Biobay Industrial Park
Entity Address, Address Line Three	218 Sangtian St.
Entity Address, City or Town	Suzhou
Entity Address, Postal Zip Code	215123
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	338,498,819
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001826492
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Shanghai, the People’s Republic of China
Auditor Firm ID	1424
Business Contact [Member]
Document and Entity Information
Entity Address, Address Line One	Building 12, Block B, Phase II
Entity Address, Address Line Two	Biobay Industrial Park
Entity Address, Address Line Three	218 Sangtian St.
Entity Address, City or Town	Suzhou
Entity Address, Postal Zip Code	215123
Entity Address, Country	CN
Contact Personnel Name	Yili Kevin Xie
Country Region	86
City Area Code	512
Local Phone Number	6262-6701
Contact Personnel Email Address	Email: ir@gracellbio.com
American depositary shares
Document and Entity Information
Title of 12(b) Security	American depositary shares (one Americandepositary share representing five ordinaryshares, par value US$0.0001 per share)
Trading Symbol	GRCL
Security Exchange Name	NASDAQ
Ordinary shares
Document and Entity Information
Title of 12(b) Security	Ordinary shares, par valueUS$0.0001 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true